Financial Instruments and Risk Management (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Financial Instruments and Risk Management [line Items]
Cash	$ 330,676	$ 951,807
Current liabilities	$ 1,115,715